Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment
11.
Property, plant and equipment

	Freehold land RMB’000	Buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2024	15,056	2,568,485	253,735	6,655,861	234,144	93,647	9,820,928
Additions	—	550	315,019	23,613	12,734	913	352,829
Disposals	—	—	—	(13,275)	(666)	(2,272)	(16,213)
Transfers	—	9,055	(264,976)	251,609	3,865	447	—
Write-off	—	(195)	(203)	(815)	(4,521)	(262)	(5,996)
Translation difference	123	2,862	20	1,277	1,110	63	5,455
At December 31, 2024 and January 1, 2025	15,179	2,580,757	303,595	6,918,270	246,666	92,536	10,157,003
Additions	—	3,294	514,724	23,054	15,027	4,120	560,219
Disposals	—	(1,363)	—	(33,100)	(1,655)	(5,907)	(42,025)
Transfers	—	39,133	(314,338)	270,749	2,989	1,467	—
Write-off	—	(2,778)	—	(41,849)	(3,623)	(256)	(48,506)
Translation difference	282	3,046	40	1,275	1,084	(7)	5,720
At December 31, 2025	15,461	2,622,089	504,021	7,138,399	260,488	91,953	10,632,411
Accumulated depreciation and impairment
At January 1, 2024	464	1,166,830	14,621	4,826,779	192,727	65,906	6,267,327
Charge for the year	—	90,890	—	368,070	19,439	4,867	483,266	*
Disposals	—	—	—	(12,794)	(610)	(2,119)	(15,523)
Write-off	—	(62)	(203)	(771)	(4,479)	(249)	(5,764)
Impairment loss	—	—	—	7,332	—	—	7,332
Translation difference	26	832	—	354	869	41	2,122
At December 31, 2024 and January 1, 2025	490	1,258,490	14,418	5,188,970	207,946	68,446	6,738,760
Charge for the year	—	88,399	—	340,267	18,324	2,766	449,756	*
Disposals	—	(590)	—	(30,183)	(1,571)	(5,531)	(37,875)
Write-off	—	(2,745)	—	(41,842)	(3,576)	(248)	(48,411)
Impairment loss	—	19	—	2,773	—	—	2,792
Translation difference	27	963	—	375	885	8	2,258
At December 31, 2025	517	1,344,536	14,418	5,460,360	222,008	65,441	7,107,280
Net book value
At December 31, 2024	14,689	1,322,267	289,177	1,729,300	38,720	24,090	3,418,243
At December 31, 2025	14,944	1,277,553	489,603	1,678,039	38,480	26,512	3,525,131
US$’000	2,159	184,543	70,723	242,393	5,558	3,830	509,206

* In 2025, RMB 10.0 million (US$1.4 million) (2024: RMB 19.2 million) were capitalized as development costs and RMB 2.4 million (US$0.4 million) (2024: RMB 1.4 million) were capitalized as capitalized contract cost.

In 2023, impairment loss of RMB 8.0 million and RMB 36.7 million were charged to the consolidated statement of profit or loss under “Cost of sales” and “Other operating expenses” respectively. In 2024 and 2025, impairment loss of RMB 7.3 million and RMB 2.8 million (US$0.4 million) were charged to the consolidated statement of profit or loss under “Cost of sales” respectively. The impairment loss is charged for the Group’s plant and equipment within the Yuchai segment that were not in use.